GOING CONCERN (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Going Concern [Line Items]
Net Income (Loss)	$ (1,665,072)	$ (1,451,978)	$ (4,605,327)	$ (3,764,089)
Working capital deficit	2,452,543		2,319,305
Accumulated deficit	$ (17,041,710)		$ (15,376,638)	$ (10,379,759)